Operations - Combined financial information of the Group's VIEs and Others (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,466,115			$ 768,414	¥ 7,523,108
Time deposits	11,946,427			1,679,402	7,632,334
Accounts receivable, net	1,298,075			182,480	1,382,328
Prepayments and other current assets	2,382,487			334,926	2,807,048
Short-term investments	6,528,634			917,781	15,060,722
Long-term investments, net	5,907,854			830,513	5,502,524
Other non-current assets	1,854,357			260,681	1,459,485
Total assets	47,600,453			6,691,566	52,053,151
Accounts payable	4,730,920			665,062	4,360,906
Salary and welfare payables	991,170			139,336	995,451
Taxes payable	253,289			35,607	203,770
Short-term loans	6,953,943				1,232,106
Deferred revenue	2,853,111			401,084	2,645,389
Accrued liabilities and other payables	2,052,393			288,522	2,416,955
Other long-term payable	825,754			116,083	481,982
Total liabilities	31,056,933			4,365,915	30,337,085
Total Bilibili Inc's shareholders' deficit	16,539,379			2,325,068	21,703,667
Noncontrolling interests	4,141			583	12,399
Total shareholders' equity	16,543,520		¥ 23,423,241	2,325,651	21,716,066	¥ 7,782,204
Total liabilities and shareholders' equity	47,600,453			$ 6,691,566	52,053,151
Total revenues	15,756,681	$ 2,215,039	13,602,901
Net loss	(6,010,617)	(844,959)	(4,712,972)
Net cash provided by operating activities	(3,204,114)	(450,425)	(2,024,278)
Net cash used in investing activities	2,387,228	335,591	(12,094,503)
Net cash provided by financing activities	(1,566,552)	$ (220,223)	20,051,892
Consolidated VIEs without recourse to the primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,194,334				377,114
Time deposits	4,251				6,997
Accounts receivable, net	686,362				524,311
Amounts due from Group companies	490,723				391,951
Amount due from related parties	160,130				101,983
Prepayments and other current assets	1,231,955				1,806,185
Short-term investments	710,278				927,124
Long-term investments, net	1,965,835				1,745,466
Other non-current assets	6,096,639				4,926,989
Total assets	12,540,507				10,808,120
Accounts payable	3,709,339				3,164,301
Salary and welfare payables	255,228				343,008
Taxes payable	168,576				128,817
Short-term loans	404,928				400,000
Deferred revenue	2,241,761				2,192,460
Accrued liabilities and other payables	983,903				1,184,523
Amounts due to the Group companies	11,694,322				7,214,146
Amounts due to related parties	12,251				117,901
Other long-term payable	261,002				222,719
Total liabilities	19,731,310				14,967,875
Total Bilibili Inc's shareholders' deficit	(7,194,530)				(4,170,459)
Noncontrolling interests	3,727				10,704
Total shareholders' equity	(7,190,803)				(4,159,755)
Total liabilities and shareholders' equity	12,540,507				¥ 10,808,120
Total revenues	11,475,127		9,884,041
Net loss	(3,086,200)		(2,498,479)
Net cash provided by operating activities	352,823		156,350
Net cash used in investing activities	(1,695,391)		(2,257,450)
Net cash provided by financing activities	2,186,996		2,207,639
Consolidated VIEs without recourse to the primary beneficiary | Third-party
Variable Interest Entity [Line Items]
Total revenues	10,797,212		9,289,751
Consolidated VIEs without recourse to the primary beneficiary | Inter-company
Variable Interest Entity [Line Items]
Total revenues	¥ 677,915		¥ 594,290